ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2024
Payment due for mining machine purchase	—	126,317,900
Payment due for hosting expenses	—	40,109,274
Payable to employees	—	2,000,000
Customer advances	1,529,182	1,637,864
Accrued professional service fees	—	781,798
Interest payable	—	63,640
Others	2,451	80,043
	1,531,633	170,990,519